Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Domestic Subsidiaries, Pension Benefits And SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 20,502	¥ 19,361
Interest costs on projected benefit obligation	11,332	13,550
Expected return on plan assets	(27,114)	(24,328)
Amortization of net actuarial loss	12,411	22,584
Amortization of prior service cost	(6,080)	(6,155)
Loss (gain) on settlements and curtailment	(826)	2,472
Net periodic benefit cost	10,225	27,484
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	5,500	3,957
Interest costs on projected benefit obligation	6,552	5,359
Expected return on plan assets	(9,745)	(7,054)
Amortization of net actuarial loss	4,925	3,621
Amortization of prior service cost	22	14
Loss (gain) on settlements and curtailment		85
Net periodic benefit cost	7,254	5,982
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	736	545
Interest costs on projected benefit obligation	636	559
Expected return on plan assets	(753)	(514)
Amortization of net actuarial loss	331	329
Amortization of prior service cost	(34)	(28)
Amortization of net obligation at transition		52
Loss (gain) on settlements and curtailment		14
Net periodic benefit cost	¥ 916	¥ 957